Income Taxes - Components of Deferred Tax Assets (Details) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Non-capital losses	$ 161,011	$ 209,356
Valuation allowance	(161,011)	(209,356)
Income tax provision